UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—14.1%
Auto Components—1.8%
Aptiv plc	124,340	$ 11,797,379
Visteon Corp.[1]	62,040	8,070,164

		19,867,543
Distributors—1.2%
Pool Corp.	102,830	13,906,729
Hotels, Restaurants & Leisure—4.2%
Hilton Worldwide Holdings, Inc.	196,956	16,869,282
Restaurant Brands International, Inc.	134,590	8,127,890
Royal Caribbean Cruises Ltd.	116,100	15,505,155
Vail Resorts, Inc.	31,670	6,921,795

		47,424,122
Household Durables—2.7%
DR Horton, Inc.	322,270	15,807,343
Mohawk Industries, Inc.[1]	30,780	8,651,027
NVR, Inc.[1]	1,910	6,070,305

		30,528,675
Multiline Retail—1.3%
Dollar Tree, Inc.[1]	129,170	14,854,550
Specialty Retail—1.2%
Ross Stores, Inc.	160,480	13,221,947
Textiles, Apparel & Luxury Goods—1.7%
lululemon athletica, Inc.[1]	85,450	6,683,044
PVH Corp.	76,020	11,789,182

		18,472,226
Consumer Staples—2.0%
Beverages—1.0%
Constellation Brands, Inc., Cl. A	50,370	11,054,704
Food Products—1.0%
Lamb Weston Holdings, Inc.	196,800	11,532,480
Energy—2.8%
Energy Equipment & Services—0.5%
RPC, Inc.	263,730	5,327,346
Oil, Gas & Consumable Fuels—2.3%
Cabot Oil & Gas Corp.	193,780	5,106,103
Cimarex Energy Co.	45,200	5,071,440

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Diamondback Energy, Inc.[1]	128,396	$ 16,113,698

		26,291,241
Financials—11.0%
Capital Markets—5.5%
Cboe Global Markets, Inc.	110,990	14,915,946
E*TRADE Financial Corp.[1]	292,120	15,394,724
MarketAxess Holdings, Inc.	20,760	4,073,320
MSCI, Inc., Cl. A	94,680	13,182,296
Raymond James Financial, Inc.	155,040	14,944,306

		62,510,592
Commercial Banks—2.3%
East West Bancorp, Inc.	121,260	7,992,247
SVB Financial Group[1]	72,750	17,936,512

		25,928,759
Insurance—1.6%
Athene Holding Ltd., Cl. A1	147,370	7,392,079
Progressive Corp. (The)	196,340	10,621,994

		18,014,073
Real Estate Investment Trusts (REITs)—1.6%
Equinix, Inc.	19,316	8,792,450
SBA Communications Corp., Cl. A1	50,660	8,840,170

		17,632,620
Health Care—13.6%
Biotechnology—1.7%
Exelixis, Inc.[1]	228,490	6,925,532
Neurocrine Biosciences, Inc.[1]	84,400	7,213,668
Sage Therapeutics, Inc.[1]	23,640	4,486,872

		18,626,072
Health Care Equipment & Supplies—5.0%
ABIOMED, Inc.[1]	47,290	11,113,150
Align Technology, Inc.[1]	61,520	16,118,240
IDEXX Laboratories, Inc.[1]	78,150	14,617,176

1       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Intuitive Surgical, Inc.[1]	11,370	$ 4,908,088
Teleflex, Inc.	33,810	9,390,727

		56,147,381
Health Care Providers & Services—0.7%
WellCare Health Plans, Inc.[1]	40,120	8,440,445
Health Care Technology—0.5%
Veeva Systems, Inc., Cl. A1	94,280	5,926,441
Life Sciences Tools & Services—4.4%
Agilent Technologies, Inc.	257,220	18,887,665
Bio-Rad Laboratories, Inc., Cl. A1	22,510	5,819,510
ICON plc[1]	93,530	10,243,406
Mettler-Toledo International, Inc.[1]	21,290	14,376,285

		49,326,866
Pharmaceuticals—1.3%
Catalent, Inc.[1]	184,090	8,567,549
Zoetis, Inc., Cl. A	72,570	5,568,296

		14,135,845
Industrials—21.1%
Aerospace & Defense—1.7%
BWX Technologies, Inc.	127,980	8,119,051
L3 Technologies, Inc.	53,550	11,377,233

		19,496,284
Air Freight & Couriers—1.9%
XPO Logistics, Inc.[1]	231,740	21,885,526
Building Products—2.1%
A.O. Smith Corp.	170,030	11,354,604
Owens Corning	132,690	12,336,189

		23,690,793
Commercial Services & Supplies—2.5%
Copart, Inc.[1]	322,530	14,213,897
Waste Connections, Inc.	194,405	13,962,167

		28,176,064
Construction & Engineering—1.0%
Quanta Services, Inc.[1]	297,120	11,436,149

	Shares	Value
Electrical Equipment—1.4%
Rockwell Automation, Inc.	82,020	$ 16,181,726
Industrial Conglomerates—1.3%
Roper Technologies, Inc.	51,570	14,470,026
Machinery—5.5%
Gates Industrial Corp. plc[1]	236,720	4,639,712
IDEX Corp.	102,340	14,683,743
Oshkosh Corp.	146,350	13,276,872
WABCO Holdings, Inc.[1]	103,310	15,950,031
Xylem, Inc.	177,150	12,800,859

		61,351,217
Professional Services—1.2%
TransUnion[1]	221,410	13,142,898
Road & Rail—1.2%
Knight-Swift Transportation Holdings, Inc., Cl. A	275,290	13,706,689
Trading Companies & Distributors—1.3%
United Rentals, Inc.[1]	78,550	14,226,190
Information Technology—27.2%
Electronic Equipment, Instruments, & Components—4.6%
Amphenol Corp., Cl. A	180,040	16,702,311
CDW Corp.	160,560	12,008,282
Cognex Corp.	170,460	10,631,590
Trimble, Inc.[1]	297,950	13,139,595

		52,481,778
Internet Software & Services—2.7%
CoStar Group, Inc.[1]	35,730	12,366,510
IAC/ InterActiveCorp[1]	63,640	9,225,891
MercadoLibre, Inc.	22,500	8,709,750

		30,302,151
IT Services—5.1%
Black Knight, Inc.[1]	124,270	6,151,365
DXC Technology Co.	149,960	14,928,518
Global Payments, Inc.	140,400	15,693,912
Square, Inc., Cl. A1	70,680	3,315,599
Total System Services, Inc.	190,880	16,961,597

		57,050,991

2       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

	Shares	Value
Semiconductors & Semiconductor Equipment—5.9%
Lam Research Corp.	79,570	$ 15,239,247
Marvell Technology Group Ltd.	239,310	5,583,102
Microchip Technology, Inc.	171,450	16,325,469
Monolithic Power Systems, Inc.	46,960	5,593,875
ON Semiconductor Corp.[1]	397,520	9,834,645
Teradyne, Inc.	317,860	14,570,702

		67,147,040
Software—8.9%
Atlassian Corp. plc, Cl. A1	156,410	8,444,576
Autodesk, Inc.[1]	73,370	8,483,039
PTC, Inc.[1]	159,620	11,601,181
Red Hat, Inc.[1]	125,450	16,481,621
ServiceNow, Inc.[1]	112,595	16,762,018
Synopsys, Inc.[1]	118,490	10,973,359
Take-Two Interactive Software, Inc.[1]	123,540	15,648,812
Workday, Inc., Cl. A1	95,140	11,406,335

		99,800,941
Materials—6.0%
Chemicals—2.7%
Celanese Corp., Cl. A	98,370	10,639,699
FMC Corp.	89,460	8,170,382

	Shares	Value
Chemicals (Continued)
Westlake Chemical Corp.	98,540	$ 11,095,604

		29,905,685
Construction Materials—0.5%
Vulcan Materials Co.	40,410	5,471,514
Containers & Packaging—2.2%
Avery Dennison Corp.	84,870	10,411,852
Packaging Corp. of America	117,750	14,792,932

		25,204,784
Metals & Mining—0.6%
Steel Dynamics, Inc.	154,950	7,034,730

Total Common Stocks (Cost $832,326,454)		1,101,333,833
Investment Company—2.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[2,3] (Cost $25,165,733)	25,165,733	25,165,733
Total Investments, at Value (Cost $857,492,187)	100.0%	1,126,499,566
Net Other Assets (Liabilities)	0.0	(526,643)

Net Assets	100.0%	$ 1,125,972,923

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,438,917	113,250,633	105,523,817	25,165,733

3       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$25,165,733	$41,977	$—	$—

4       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

5       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$158,275,792	$—	$—	$158,275,792
Consumer Staples	22,587,184	—	—	22,587,184
Energy	31,618,587	—	—	31,618,587

6       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Common Stocks (Continued)
Financials	$124,086,044	$—	$—	$124,086,044
Health Care	152,603,050	—	—	152,603,050
Industrials	237,763,562	—	—	237,763,562
Information Technology	306,782,901	—	—	306,782,901
Materials	67,616,713	—	—	67,616,713
Investment Company	25,165,733	—	—	25,165,733

Total Assets	$1,126,499,566	$—	$—	$1,126,499,566

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets

7       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018